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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30 2012

Check here if Amendment [ ]; Amendment Number: _____________

   This Amendment (Check only one.):    [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Heathbridge Capital Management Ltd

Address:   141 Adelaide Street West, Suite 260

           Toronto, Ontario  M5H 3L5



Form 13F File Number: ______________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard M. Tattersall

Title:   Vice-President

Phone:   416 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall       Toronto, Ontario           7/13/12
--------------------------     ------------------         ---------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $227,798 (thousands)

List of Other Included Managers:




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                          Market Value                                                 Voting
JUNE 29 2012                    Title of                  in USD$$                       Shares  Investment  Other     Authority
Securities                      Class          Cusip      Value (x$1000)   Shares        SH/PH   Discretion  Managers  Sole
------------------------------  -------------  ---------  ---------------  ------------  ------  ----------  --------  ------------
AUTOMATIC DATA PROCESSING INC.  COM             53015103  $ 14,020,754.00    251,900.00  SH      SOLE        na          251,900.00
COMCAST CORP                    CL A           20030N101  $ 20,321,890.35    635,655.00  SH      SOLE        na          635,655.00
EXXON MOBIL CORP.               COM            30231G102  $    342,280.00      4,000.00  SH      SOLE        na            4,000.00
GOLDCORP INC                    COM            380956409  $  7,188,288.90    190,650.00  SH      SOLE        na          190,650.00
HUDBAY MINERALS INC.            COM            443628102  $ 11,272,502.71  1,459,825.00  SH      SOLE        na        1,459,825.00
KANSAS CITY SOUTHERN            COM NEW        485170302  $    319,976.00      4,600.00  SH      SOLE        na            4,600.00
MAGNA INTERNATIONAL             COM            559222401  $ 16,168,011.45    408,764.00  SH      SOLE        na          408,764.00
MANULIFE FINANCIAL CORP.        COM            56501R106  $ 13,418,507.28  1,230,050.00  SH      SOLE        na        1,230,050.00
MITSUBISHI UFJ FINANCIAL
 GROUP INC ADS                  SPONSORED ADR  606822104  $  4,609,875.00    970,500.00  SH      SOLE        na          970,500.00
PFIZER INC.                     COM            717081103  $  1,570,900.00     68,300.00  SH      SOLE        na           68,300.00
ROCKWELL AUTOMATION INC.        COM            773903109  $  9,301,248.00    140,800.00  SH      SOLE        na          140,800.00
ROYAL BANK OF CANADA            COM            780087102  $    608,003.15     11,850.00  SH      SOLE        na           11,850.00
SUNCOR ENERGY INC COM           COM            867224107  $ 11,317,458.82    390,806.00  SH      SOLE        na          390,806.00
SYNGENTA AG-ADR                 SPONSORED ADR  87160A100  $    383,264.00      5,600.00  SH      SOLE        na            5,600.00
TELUS CORP - NV                 NON-VTG SHS    87971M202  $ 11,586,441.18    197,730.00  SH      SOLE        na                  -
TEXAS INSTRUMENTS INC.          COM            882508104  $ 15,506,945.00    540,500.00  SH      SOLE        na          540,500.00
THE WALT DISNEY COMPANY         COM DISNEY     254687106  $ 11,130,750.00    229,500.00  SH      SOLE        na          229,500.00
THOMSON REUTERS CORP.           COM            884903105  $ 15,498,779.02    543,875.00  SH      SOLE        na          543,875.00
TIM HORTONS INC.                COM            88706M103  $ 15,194,005.51    287,800.00  SH      SOLE        na          287,800.00
TIME WARNER CABLE INC.          COM            88732J207  $    262,720.00      3,200.00  SH      SOLE        na            3,200.00
TORONTO DOMINION BANK           COM NEW        891160509  $ 16,775,830.02    214,035.00  SH      SOLE        na          214,035.00
TRANSCANADA CORP.               COM            89353D107  $ 12,063,110.37    287,400.00  SH      SOLE        na          287,400.00
U.S. BANCORP                    COM NEW        902973904  $    305,520.00      9,500.00  SH      SOLE        na            9,500.00
WADDELL & REED FINANCIAL        CL A           930059100  $    366,388.00     12,100.00  SH      SOLE        na           12,100.00
WELLS FARGO CORP                COM            949746101  $ 18,264,158.88    546,177.00  SH      SOLE        na          546,177.00

                            25

                                                          $227,797,607.63

                                                          $    227,798.00